Related party transactions (Details Textual) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2015	Jun. 03, 2016	Aug. 31, 2014	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement					$ 1,000	$ 7,700
Indemnified for recovery of the VAT liability				$ 6,200	6,200
Indemnification of non-budgeted				800	800
Payment For Working Capital Adjustment				500
Director [Member] | LP Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation		10,650
PGN LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Omnibus Agreement Amount Paid					1,300	$ 6,600
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity			$ 85,000
Line of Credit Facility, Commitment Fee Percentage			1.40%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus a margin of 4.0%
Gallant facility [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate	8.00%
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications				5,000	$ 5,000
Environmental Indemnifications, Description					No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Notes Payable				47,000	$ 47,000
Interest Payable				85,000	$ 85,000
Due from Officers or Stockholders, Current							$ 140,000
Egypt Co [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues				900
Other General Expense				$ 100